Post-employment benefits - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Post-employment benefits [Line Items]
Percentage of unquoted assets		38.00%	22.00%
Percentage of reasonably possible decrease in actuarial assumption		1.00%
Percentage of reasonably possible increase in actuarial assumption		1.00%
Weighted average duration of defined benefit obligation		9 years	10 years
Forecast
Post-employment benefits [Line Items]
Employer contributions	€ 382
Estimate of benefit payments expected to be paid from defined benefit plan	42
Current service cost, defined benefit plans	30
Interest expense (income), defined benefit plans	21
Forecast | Pension defined benefit plans
Post-employment benefits [Line Items]
Employer contributions	24
Forecast | Pension defined contribution plan
Post-employment benefits [Line Items]
Employer contributions	316
Germany
Post-employment benefits [Line Items]
Actuarial assumption of mortality rates		0.93
Weighted average duration of defined benefit obligation		10 years
Germany | Bottom of range
Post-employment benefits [Line Items]
Age		60
Germany | Top of range
Post-employment benefits [Line Items]
Age		85
Germany | Forecast
Post-employment benefits [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	20
Germany | Forecast | Pension defined benefit plans
Post-employment benefits [Line Items]
Employer contributions	10
United States
Post-employment benefits [Line Items]
Weighted average duration of defined benefit obligation		7 years
United States | Forecast
Post-employment benefits [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	9
United States | Forecast | Pension defined benefit plans
Post-employment benefits [Line Items]
Employer contributions	0
United States | Forecast | Pension defined contribution plan
Post-employment benefits [Line Items]
Employer contributions	111
Other countries
Post-employment benefits [Line Items]
Weighted average duration of defined benefit obligation		9 years
Other countries | Forecast
Post-employment benefits [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	13
Other countries | Forecast | Pension defined benefit plans
Post-employment benefits [Line Items]
Employer contributions	14
Other countries | Forecast | Pension defined contribution plan
Post-employment benefits [Line Items]
Employer contributions	63
Netherlands | Forecast | Pension defined contribution plan
Post-employment benefits [Line Items]
Employer contributions	€ 142